Revenue from Operations - Summary of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 18,562	$ 18,212	$ 16,311
Software Services
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	17,549	17,072	15,225
Products and Platforms
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 1,013	$ 1,140	$ 1,086